Fixed Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Fixed Assets, Net
7.	Fixed Assets, Net
Fixed assets, net, as of June 30, 2021 and December 31, 2020, consisted of the following (
in thousands
):

	June 30, 2021	December 31, 2020
Fixed assets	$24,994	$22,838
Accumulated depreciation	(15,130)	(12,541)

Fixed assets, net	$9,864	$10,297

Amortization expense related to capitalized internal use software for the six months ended June 30, 2021 and 2020 totaled $2.2 million and $2.0 million, respectively, and is included as a component of “Cost of revenue” in the accompanying unaudited Condensed Consolidated Statements of Operations.
Depreciation expense for all other fixed assets for the six months ended June 30, 2021 and 2020 totaled $0.4 million and $0.5 million, respectively, and is included as a component of “General and administrative expenses” in the accompanying unaudited Condensed Consolidated Statements of Operations.
The Company added $2.2 million of fixed assets during the six months ended June 30, 2021, of which $0.1 million is included in accounts payable and is excluded from Cash Flows from Investing Activities in the unaudited Condensed Consolidated Statements of Cash Flows for the six months ended June 30, 2021.

7. Fixed Assets, Net
Fixed assets, net, as of December 31, 2020, and 2019, consisted of the following (in thousands):

	December 31,
	2020	2019
Capitalized internal use software	$17,906	$15,077
Office equipment	1,702	1,978
Leasehold improvements	1,489	1,677
Furniture & fixtures	941	1,502
Other assets	800	800

Fixed assets	22,838	21,034
Less: accumulated depreciation and amortization	(12,541)	(8,156)

Fixed assets, net	$10,297	$12,878

Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets. Estimated useful lives range from one to seven years for furniture and fixtures; the shorter of lease term or seven years for leasehold improvements; one to four years for capitalized internal use software; one to three years for office equipment; and one to four years for other assets. Repair and maintenance costs are expensed as incurred. Any gains and losses incurred on the sale or disposals of assets are included in “Other expenses (income), net” in the Consolidated Statements of Operations.
Amortization expense related to capitalized internal use software for the years ended December 31, 2020, 2019, and 2018 totaled $4.1 million, $2.9 million, and $1.5 million, respectively, and is included as a component of “Cost of revenue” in the accompanying Consolidated Statements of Operations.
Depreciation expense for all other fixed assets for the years ended December 31, 2020, 2019, and 2018 totaled $0.9 million, $1.1 million, and $1.1 million, respectively, and is included as a component of “General and administrative expenses” in the accompanying Consolidated Statements of Operations.
Internal Use Software
The Company accounts for costs incurred to develop computer software for internal use in accordance with Accounting Standards Codification (“ASC”)
350-40
Internal Use Software and
350-50,
Website Development Costs. The Company capitalizes the costs incurred during the development stage, which generally include personnel and related costs to design the software configuration and interfaces, coding, installation, and testing.
The Company begins capitalization of qualifying costs when both the preliminary project stage is completed, and management has authorized further funding for the completion of the project. Costs incurred during the preliminary project stage along with post implementation stages of internal-use
computer software are expensed as incurred. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. Capitalized development costs are recorded in “Property and equipment, net”, in the Consolidated Balance Sheets and are amortized over the lesser of the estimated useful life of the software up to four years.